Investment Strategy - Arrow Reserve Capital Management ETF	May 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund invests in a variety of domestic fixed income securities. The Fund invests in fixed income instruments with a dollar-weighted average effective maturity of 0 to 2 years issued by U.S. Dollar-denominated issuers, including mortgage- or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc.(“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc.(“Fitch”), or, if unrated, determined by the Fund’s sub-advisor, Halyard Asset Management LLC, (the “Sub-Advisor”), to be of comparable quality. The Fund may also invest in interest rate futures and forwards. The Fund’s investments in interest rate futures and forward contracts attempt to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge interest rate risk.

In selecting investments for purchase and sale, the Sub-Advisor attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Sub-Advisor attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The Fund is not a money market fund and is more risky than a money market fund. The Sub-Advisor may retain securities if the rating of the security falls below investment grade (commonly referred to as a “junk bond”), and the Sub-Advisor deems retention of the security to be in the best interests of the Fund.

The average effective duration of the Fund will vary based on the Sub-Advisor’s forecast for interest rates and will normally not exceed 18 months. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.